PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment at Cost

Property and equipment, at cost, in thousands, consisted of the following as of:

	December 31,
	2013	2012
Land and improvements	$8,209	$8,209
Buildings	105,850	103,869
Telephone and computer equipment	943,076	881,886
Office furniture and equipment	67,606	67,377
Leasehold improvements	109,288	106,021
Construction in progress	46,391	42,511

	$1,280,420	$1,209,873

Future Minimum Payments Under Non-Cancelable Operating Leases

Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more, in thousands, are as follows:

Year Ending December 31,	Non- Related Party Operating Leases	Related Party Operating Lease	Total Operating Leases
2014	$34,062	$365	$34,427
2015	24,316	365	24,681
2016	16,145	365	16,510
2017	10,420	305	10,725
2018	6,866	—	6,866
2019 and thereafter	44,653	—	44,653

Total minimum obligations	$136,462	$1,400	$137,862